Cover	Oct. 29, 2026
Cover [Abstract]
Document Period End Date	Oct. 29, 2026
Document Type	8-K
Entity Incorporation, State or Country Code	WV
Entity File Number	001-38314
Entity Tax Identification Number	20-0034461
Entity Address, Postal Zip Code	26554-2777
Entity Address, State or Province	WV
Entity Address, Address Line One	301 Virginia Avenue
Entity Address, City or Town	Fairmont
Local Phone Number	363-4800
Written Communications	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $1.00 par value
Trading Symbol	MVBF
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001277902
Entity Registrant Name	MVB Financial Corp
Soliciting Material	false
City Area Code	304
Entity Emerging Growth Company	false
Pre-commencement Tender Offer	false